Faegre Drinker Biddle & Reath LLP

320 S. Canal Street, Suite 3300

Chicago, IL 60606

Telephone: (312) 569-1000

Fax: (312) 569-3000

www.faegredrinker.com

October 12, 2022

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:     RiverNorth Specialty Finance Corporation (the “Fund”) (File Nos. 811-23067; 333-266719)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement of the Fund filed on Form N-2 (the “Registration Statement”). The Amendment is being filed to address oral staff comments to the Registration Statement.

Questions and comments may be directed to the undersigned at (312) 569-1107.

Very truly yours,

/s/ David L. Williams
David L. Williams

cc:	Joshua B. Deringer
Jon Mohrhardt
Marc Collins